Leases (Rent Expense Detail) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 26, 2013	Jun. 27, 2012	Jun. 29, 2011
Leases [Abstract]
Straight-lined minimum rent	$ 88,773	$ 88,194	$ 87,969
Contingent rent	3,637	3,752	4,138
Other	9,296	9,344	8,860
Total rent expense	$ 101,706	$ 101,290	$ 100,967